Inventory (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory - finished goods	$ 357,265	$ 188,116
Inventory - parts	185,690	169,704
Net inventory	$ 542,955	$ 357,820